UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2023
Date of reporting period: October 31, 2023

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
(part of Davis Fundamental ETF Trust)
October 31, 2023
ANNUAL REPORT

DAVIS FUNDAMENTAL ETF TRUST

This Annual  Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust (the “Funds”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
The views in this report were as of October 31, 2023 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.
Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Portfolio Proxy Voting Policies and Procedures
The Board of Trustees has directed Davis Selected Advisers, L.P. (“Adviser”)  to vote the Funds’ portfolio securities in conformance with the Adviser’s Proxy Voting Policies and Procedures. A description of these policies and procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments and Daily Holdings
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisetfs.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ daily holdings is also available at www.davisetfs.com.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Management’s Discussion of Fund Performance
Performance Overview
Davis Select U.S. Equity ETF’s net asset value and market price returns1 (19.06% and 18.88%, respectively) outperformed the 10.14% return of the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the twelve-month period ended October 31, 2023 (the “period”).
Index Overview
S&P 500®
•
Strongest performing sectors2
-
Communication Services (+36%), Information Technology (+31%), and Consumer Discretionary (+8%)
•
Weakest performing sectors
-
Utilities (-8%), Real Estate (-7%), and Health Care (-4%)
Contributors3 to Performance
•
Communication Services - significantly outperformed the Index sector (+104% vs +36%) and overweight (average weighting 15% vs 8%)
-
Meta Platforms4 (+223%) - largest individual contributor
-
Alphabet (+32%)
•
Financials - outperformed the Index sector (+5% vs -1%)
-
Berkshire Hathaway (+16%), Markel (+22%), Danske Bank (+48%), and Ping An Insurance (+45%)
-
Danske Bank and Ping An Insurance - no longer Fund holdings
•
No exposure in Consumer Staples, Energy, Utilities, or Real Estate and underweight in Health Care (average weighting 10% vs 14%)
•
Individual holdings
-
Amazon.com (+30%), Applied Materials (+51%), Owens Corning (+35%), and Intel (+33%)
Detractors from Performance
•
Significantly overweight in Financials sector - (average weighting 49% vs 13%)
-
U.S. Bancorp (-21%), Wells Fargo (-11%), Bank of America (-25%), and Capital One Financial (-2%)
•
Significantly underweight in Information Technology sector - (average weighting 8% vs 27%)
•
Health Care - underperformed the Index sector (-6% vs -4%)
-
Viatris (-8%), Cigna Group (-3%), and Quest Diagnostics (-8%)
•
Consumer Discretionary holdings
-
MGM Resorts (-19%) - largest individual detractor (purchased in July)
-
JD.com (-31%)

Davis Select U.S. Equity ETF’s investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, focused portfolio risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2023, unless otherwise noted.
1 The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
2 The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
3 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
4 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor's 500® Index for an investment made at NAV on January 11, 2017

$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
S&P 500®
DUSA - NAV
S&P 500®
$20,803
DUSA
$16,650
01/11/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23

Average Annual Total Return for periods ended October 31, 2023

Fund & Benchmark Index	1-Year	5-Year	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	19.06%	7.87%	7.78%	0.61%	0.61%
DUSA - Market Price	18.88%	7.87%	7.77%	0.61%	0.61%
S&P 500® Index	10.14%	11.00%	11.36%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. The Adviser has contractually agreed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65% until March 1, 2024. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date, without the consent of the Board of Trustees. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.
Average Annual Total Return for periods ended September 30, 2023

	1-Year	5-Year	Since Fund's Inception (01/11/17)
DUSA - Net Asset Value (NAV)	27.03%	6.02%	8.13%
DUSA - Market Price	26.79%	5.97%	8.12%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Management’s Discussion of Fund Performance
Performance Overview
Davis Select Financial ETF’s net asset value and market price returns1 (-1.02% and -1.39%, respectively) outperformed the -2.69% return of the S&P 500® Financials Index (the “Index”) for the twelve-month period ended October 31, 2023 (the “period”).
Index Overview
S&P 500® Financials Index
•
Strongest performing industries2
-
Insurance (+9%) and Financial Services (+8%)
•
Weakest performing industries
-
Banks (-15%), Consumer Finance (-5%), and Capital Markets (-4%)
Contributors3 to Performance
•
Banks - outperformed the Index industry (-10% vs -15%)
-
Danske Bank4 (+51%) - largest individual contributor
-
JPMorgan Chase (+14%) and DBS Group Holdings (+6%)
•
Capital Markets - outperformed the Index industry (+5% vs -4%)
-
Julius Baer Group (+28%)
•
Insurance - outperformed the Index industry (+14% vs +9%)
-
Markel (+22%), Loews (+13%), Everest Group (+25%), and Ping An Insurance (+35%)
•
Financial Services holding - Berkshire Hathaway (+16%)
•
Select non-financial company - Prosus (+40%)
Detractors from Performance
•
Significantly overweight in Banks - (average weighting 44% vs 28%)
-
Fifth Third Bancorp (-30%), U.S. Bancorp (-21%), PNC Financial (-26%), Bank of America (-25%), and
Truist Financial (-33%) - five largest individual detractors
-
M&T Bank (-31%), Wells Fargo (-11%), and Bank of N.T. Butterfield (-22%)
•
Underweight in Financial Services - (average weighting 9% vs 26%)
•
Individual holdings from Capital Markets
-
Charles Schwab (-34%) and State Street (-10%)

Davis Select Financial ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2023, unless otherwise noted.
1 The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
2 The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
3 A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
4 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor’s 500® Financials Index for an investment made at NAV on January 11, 2017
Average Annual Total Return for periods ended October 31, 2023

Fund & Benchmark Index	1-Year	5-Year	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	(1.02)%	5.19%	6.04%	0.64%	0.64%
DFNL - Market Price	(1.39)%	5.10%	6.00%	0.64%	0.64%
S&P 500® Financials Index	(2.69)%	6.54%	6.94%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor’s 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. The Adviser has contractually agreed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65% until March 1, 2024. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date, without the consent of the Board of Trustees. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.
Average Annual Total Return for periods ended September 30, 2023

	1-Year	5-Year	Since Fund's Inception (01/11/17)
DFNL - Net Asset Value (NAV)	13.17%	4.27%	6.52%
DFNL - Market Price	13.09%	4.20%	6.50%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Management’s Discussion of Fund Performance
Performance Overview
Davis Select Worldwide ETF’s net asset value and market price returns1 (21.94% and 21.72%, respectively) outperformed the 10.50% return of the Morgan Stanley Capital International All Country World Index (“MSCI” or the “Index”) for the twelve-month period ended October 31, 2023 (the “period”).
Index Overview
MSCI
•
Strongest performing sectors2
-
Information Technology (+28%), Communication Services (+28%),  and Consumer Discretionary (+13%)
•
Weakest performing sectors
-
Real Estate (-3%), Health Care (-1%), and Utilities (-1%)
Contributors3 to Performance
•
Communication Services - significantly outperformed the Index sector (+96% vs +28%) and overweight (average weighting 14% vs 7%)
-
Meta Platforms4 (+223%) - largest individual contributor
-
Alphabet (+32%)
•
Financials - outperformed the Index sector (+15% vs +6%)
-
Danske Bank (+51%), Ping An Insurance (+35%), and Julius Baer Group (+28%)
•
Consumer Discretionary and Information Technology holdings
-
Amazon.com (+30%), Prosus (+40%), and Alibaba (+49%)
-
Alibaba - no longer a Fund holding
-
Hollysys Automation Technologies (+29%) and Applied Materials (+51%)
•
No exposure in Energy or Utilities and underweight in Health Care (average weighting 5% vs 12%), Consumer Staples (average weighting 1% vs 7%), and Real Estate (average weighting less than 1% vs 2%), the five weakest performing sectors of the Index
Detractors from Performance
•
Information Technology - underperformed the Index sector (+26% vs +28%) and underweight (average weighting 12% vs 21%)
-
Clear Secure (-37%)
•
Significantly overweight in Financials sector - (average weighting 41% vs 16%)
-
Wells Fargo (-11%) and Bank of N.T. Butterfield (-22%)
•
Consumer Discretionary holdings
-
MGM Resorts (-19%) - largest individual detractor (purchased in July)
-
JD.com (-31%), Delivery Hero (-23%), and Meituan (-11%)
•
Other individual holdings - Darling Ingredients (-44%), Viatris (-8%), and IAC (-13%)

Davis Select Worldwide ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, China risk-generally, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2023, unless otherwise noted.
1 The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
2 The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
3 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
4 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment made at NAV on January 11, 2017

MSCI ACWI®
DWLD - NAV
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
01/11/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
MSCI ACWI® $16,787
DWLD $14,410

Average Annual Total Return for periods ended October 31, 2023

Fund & Benchmark Index	1-Year	5-Year	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	21.94%	5.16%	5.52%	0.63%	0.63%
DWLD - Market Price	21.72%	5.13%	5.51%	0.63%	0.63%
MSCI ACWI®	10.50%	7.47%	7.91%
The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. The Adviser has contractually agreed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65% until March 1, 2024. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date, without the consent of the Board of Trustees. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.
Average Annual Total Return for periods ended September 30, 2023

	1-Year	5-Year	Since Fund's Inception (01/11/17)
DWLD - Net Asset Value (NAV)	26.38%	3.17%	6.11%
DWLD - Market Price	26.41%	3.09%	6.07%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Management’s Discussion of Fund Performance
Performance Overview
Davis Select International ETF’s net asset value and market price returns1 (17.60% and 18.11%, respectively) outperformed the 12.07% return of the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the twelve-month period ended October 31, 2023 (the “period”).
Index Overview
MSCI
•
Strongest performing sectors2
-
Information Technology (+21%), Consumer Discretionary (+19%), and Energy (+14%)
•
Weakest performing sectors
-
Real Estate (+5%), Health Care (+6%), and Consumer Staples (+7%)
Contributors3 to Performance
•
Information Technology - outperformed the Index sector (+33% vs +21%) and overweight (average weighting 14% vs 11%)
-
Tokyo Electron4 (+51%), Hollysys Automation Technologies (+29%), and Samsung Electronics (+21%)
•
Industrials - outperformed the Index sector (+33% vs +14%)
-
Ferguson (+40%)
•
Financials - outperformed the Index sector (+15% vs +13%)
-
Danske Bank (+51%) - largest individual contributor
-
Ping An Insurance (+35%) and Julius Baer Group (+28%)
•
Overweight in stronger performing Consumer Discretionary sector (average weighting 29% vs 12%)
-
Naspers (+50%), Prosus (+40%), and Alibaba (+30%)
•
Communication Services - outperformed the Index sector (+56% vs +13%)
•
No exposure at end of period in weaker performing Health Care or Consumer Staples sectors
Detractors from Performance
•
Consumer Discretionary - underperformed the Index Sector (+12% vs +19%)
-
JD.com (-31%) - largest individual detractor
-
Delivery Hero (-23%) and Meituan (-11%)
•
Overweight in Financials sector - (average weighting 37% vs 21%)
-
Bank of N.T. Butterfield (-22%), Noah Holdings (-11%), and Metro Bank Holdings (-36%)
•
Individual Real Estate holding
-
KE Holdings (-9%) - purchased in September

Davis Select International ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select International ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, China risk-generally, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2023, unless otherwise noted.
1 The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
2 The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
3 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
4 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Select International ETF (DINT) versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
for an investment made at NAV on March 01, 2018
Average Annual Total Return for periods ended October 31, 2023

Fund & Benchmark Index	1-Year	5-Year	Since Fund's Inception (03/01/18)	Gross Expense Ratio	Net Expense Ratio
DINT - Net Asset Value (NAV)	17.60%	1.90%	(1.69)%	0.66%	0.66%
DINT - Market Price	18.11%	1.96%	(1.63)%	0.66%	0.66%
MSCI ACWI® ex USA	12.07%	3.46%	1.04%
The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. The Adviser has contractually agreed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.75% until March 1, 2024. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date, without the consent of the Board of Trustees. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.
Average Annual Total Return for periods ended September 30, 2023

	1-Year	5-Year	Since Fund's Inception (03/01/18)
DINT - Net Asset Value (NAV)	20.85%	0.83%	(0.69)%
DINT - Market Price	20.48%	0.70%	(0.77)%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Fund Overview
October 31, 2023

Portfolio Composition (% of Fund’s 10/31/23 Net Assets)
Common Stock (U.S.)	92.86%
Short-Term Investments	4.45%
Common Stock (Foreign)	2.74%
Other Assets & Liabilities	(0.05)%
100.00%

Industry Weightings (% of 10/31/23 Stock Holdings)
	Fund	S&P 500®
Financial Services	25.98%	7.53%
Media & Entertainment	16.07%	7.76%
Banks	13.23%	2.94%
Health Care	12.86%	13.15%
Consumer Discretionary Distribution & Retail	9.15%	5.66%
Insurance	6.40%	2.29%
Information Technology	6.10%	28.06%
Consumer Services	4.71%	2.12%
Capital Goods	3.61%	5.56%
Materials	1.89%	2.42%
Energy	–	4.54%
Food, Beverage & Tobacco	–	3.17%
Utilities	–	2.50%
Equity REITs	–	2.21%
Automobiles & Components	–	1.89%
Other	–	8.20%
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 10/31/23 Net Assets)
Meta Platforms, Inc., Class A	Media & Entertainment	10.95%
Berkshire Hathaway Inc., Class B	Financial Services	10.38%
Capital One Financial Corp.	Consumer Finance	9.42%
Amazon.com, Inc.	Consumer Discretionary Distribution & Retail	7.82%
Markel Group Inc.	Property & Casualty Insurance	6.12%
Wells Fargo & Co.	Banks	5.43%
Viatris Inc.	Pharmaceuticals, Biotechnology & Life Sciences	4.51%
Cigna Group	Health Care Equipment & Services	4.51%
MGM Resorts International	Consumer Services	4.50%
Alphabet Inc., Class C	Media & Entertainment	4.41%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Fund Overview  - (Continued)
October 31, 2023
New Positions Added (11/01/22-10/31/23)

Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/23 Net Assets
AGCO Corp.	Capital Goods	10/24/23	0.41%
MGM Resorts International	Consumer Services	07/07/23	4.50%
Positions Closed (11/01/22-10/31/23)
(Gains and losses greater than $1,000,000 are highlighted)

Security	Industry	Date of Final Sale	Realized Gain (Loss)
AIA Group Ltd.	Life & Health Insurance	08/04/23	$ 23,341
Danske Bank A/S	Banks	10/27/23	1,417,851
DBS Group Holdings Ltd.	Banks	10/17/23	4,103,895
Naspers Ltd. - N	Consumer Discretionary Distribution & Retail	10/13/23	138,829
Ping An Insurance (Group) Co. of China, Ltd. - H	Life & Health Insurance	10/16/23	(3,631,465)
Prosus N.V., Class N	Consumer Discretionary Distribution & Retail	10/16/23	(702,693)
Samsung Electronics Co., Ltd.	Technology Hardware & Equipment	10/16/23	669,279

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Fund Overview
October 31, 2023

Portfolio Composition (% of Fund’s 10/31/23 Net Assets)
Common Stock (U.S.)	77.78%
Common Stock (Foreign)	21.61%
Short-Term Investments	0.40%
Other Assets & Liabilities	0.21%
100.00%

Industry Weightings (% of 10/31/23 Stock Holdings)
	Fund	S&P 500® Financials
Banks	44.49%	23.06%
Insurance	19.17%	17.93%
Capital Markets	13.73%	21.55%
Consumer Finance	11.54%	3.48%
Financial Services	9.90%	33.98%
Consumer Discretionary Distribution & Retail	1.17%	–
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 10/31/23 Net Assets)
Berkshire Hathaway Inc., Class B	Financial Services	7.99%
Capital One Financial Corp.	Consumer Finance	7.66%
Markel Group Inc.	Property & Casualty Insurance	6.70%
Chubb Ltd.	Property & Casualty Insurance	6.15%
JPMorgan Chase & Co.	Banks	5.87%
Julius Baer Group Ltd.	Capital Markets	5.86%
Wells Fargo & Co.	Banks	5.12%
Bank of New York Mellon Corp.	Capital Markets	4.94%
DBS Group Holdings Ltd.	Banks	4.78%
U.S. Bancorp	Banks	4.62%
Positions Closed (11/01/22-10/31/23)

Security	Industry	Date of Final Sale	Realized Loss
Greenlight Capital Re, Ltd., Class A	Reinsurance	04/11/23	$ (356,190)

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Fund Overview
October 31, 2023

Portfolio Composition (% of Fund’s 10/31/23 Net Assets)
Common Stock (Foreign)	51.85%
Common Stock (U.S.)	47.69%
Short-Term Investments	0.32%
Other Assets & Liabilities	0.14%
100.00%

Industry Weightings (% of 10/31/23 Stock Holdings)
	Fund	MSCI ACWI®
Banks	18.07%	6.58%
Media & Entertainment	15.51%	5.89%
Financial Services	14.44%	5.86%
Information Technology	12.17%	22.07%
Consumer Discretionary Distribution & Retail	11.67%	4.55%
Consumer Services	7.19%	2.11%
Insurance	6.79%	3.26%
Health Care	5.69%	11.70%
Materials	3.08%	4.47%
Real Estate Management & Development	1.94%	0.57%
Capital Goods	1.61%	6.90%
Consumer Durables & Apparel	1.11%	1.73%
Food, Beverage & Tobacco	0.73%	3.79%
Energy	–	5.15%
Utilities	–	2.71%
Other	–	12.66%
	100.00%	100.00%

Country Diversification (% of 10/31/23 Stock Holdings)
United States	47.91%
China	16.80%
Denmark	6.95%
South Korea	6.24%
Singapore	4.75%
Switzerland	4.71%
Netherlands	3.25%
Canada	3.08%
Hong Kong	2.42%
Germany	1.45%
Bermuda	1.23%
South Africa	1.12%
United Kingdom	0.09%
100.00%

Top 10 Long-Term Holdings (% of Fund’s 10/31/23 Net Assets)
Meta Platforms, Inc., Class A	9.67%
Danske Bank A/S	6.92%
Hollysys Automation Technologies Ltd.	5.32%
Wells Fargo & Co.	5.02%
DBS Group Holdings Ltd.	4.73%
Julius Baer Group Ltd.	4.68%
Berkshire Hathaway Inc., Class B	4.65%
Capital One Financial Corp.	4.60%
Ping An Insurance (Group) Co. of China, Ltd. - H	4.35%
Amazon.com, Inc.	4.29%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Fund Overview  - (Continued)
October 31, 2023
New Positions Added (11/01/22-10/31/23)
(Highlighted positions are those greater than 2.00% of the Fund’s 10/31/23 net assets)

Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/23 Net Assets
AGCO Corp.	Capital Goods	10/24/23	0.41%
KE Holdings Inc., Class A, ADR	Real Estate Management & Development	09/20/23	1.93%
MGM Resorts International	Consumer Services	07/07/23	3.15%
Quest Diagnostics Inc.	Health Care Equipment & Services	10/03/23	0.92%
Positions Closed (11/01/22-10/31/23)
(Gains and losses greater than $2,000,000 are highlighted)

Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alibaba Group Holding Ltd., ADR	Consumer Discretionary Distribution & Retail	02/22/23	$ (4,522,091)
Atlanta Braves Holdings, Inc. Series C	Media & Entertainment	07/25/23	31,527
Intel Corp.	Semiconductors & Semiconductor Equipment	08/03/23	(2,018,479)
iQIYI, Inc., Class A, ADR	Media & Entertainment	09/22/23	(2,319,185)
Liberty Media Corp., Liberty Live, Series A	Media & Entertainment	08/08/23	30,166
Liberty Media Corp., Liberty Live, Series C	Media & Entertainment	08/08/23	22,964
Vimeo, Inc.	Media & Entertainment	11/11/22	(561,938)

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Fund Overview
October 31, 2023

Portfolio Composition (% of Fund’s 10/31/23 Net Assets)
Common Stock (Foreign)	93.51%
Common Stock (U.S.)	3.80%
Short-Term Investments	2.48%
Other Assets & Liabilities	0.21%
100.00%

Industry Weightings (% of 10/31/23 Stock Holdings)
	Fund	MSCI ACWI® ex USA
Banks	21.29%	12.80%
Information Technology	17.05%	11.51%
Consumer Discretionary Distribution & Retail	16.67%	2.75%
Insurance	9.38%	4.85%
Consumer Services	7.46%	2.05%
Capital Goods	7.16%	8.87%
Financial Services	5.55%	3.54%
Consumer Durables & Apparel	4.66%	3.20%
Materials	4.43%	7.79%
Media & Entertainment	3.85%	2.73%
Real Estate Management & Development	2.50%	1.25%
Health Care	–	9.54%
Energy	–	6.12%
Food, Beverage & Tobacco	–	4.94%
Automobiles & Components	–	3.76%
Other	–	14.30%
	100.00%	100.00%

Country Diversification (% of 10/31/23 Stock Holdings)
China	27.55%
South Korea	13.79%
Denmark	7.30%
Singapore	6.10%
Japan	5.37%
Switzerland	4.88%
South Africa	4.54%
Canada	4.43%
Netherlands	4.28%
Bermuda	4.13%
Hong Kong	3.91%
United States	3.91%
Norway	3.64%
France	3.25%
Germany	2.80%
United Kingdom	0.12%
100.00%

Top 10 Long-Term Holdings (% of Fund’s 10/31/23 Net Assets)
Danske Bank A/S	7.10%
DBS Group Holdings Ltd.	5.94%
Hollysys Automation Technologies Ltd.	5.92%
Samsung Electronics Co., Ltd.	5.44%
Ping An Insurance (Group) Co. of China, Ltd. - H	5.32%
Tokyo Electron Ltd.	5.23%
Julius Baer Group Ltd.	4.75%
Fila Holdings Corp.	4.54%
Meituan, Class B	4.53%
Naspers Ltd. - N	4.41%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Fund Overview  - (Continued)
October 31, 2023
New Positions Added (11/01/22-10/31/23)

Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/23 Net Assets
KE Holdings Inc., Class A, ADR	Real Estate Management & Development	09/20/23	2.44%
Positions Closed (11/01/22-10/31/23)

Security	Industry	Date of Final Sale	Realized Loss
Novartis AG, ADR	Pharmaceuticals, Biotechnology & Life Sciences	11/09/22	$ (214,262)
Roche Holding AG - Genusschein	Pharmaceuticals, Biotechnology & Life Sciences	11/09/22	(2,971)

DAVIS FUNDAMENTAL ETF TRUST
Expense Example
As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended October 31, 2023.
Actual Expenses
The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares or annual fees to financial intermediaries. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or annual fees were included, your costs would be higher. For additional information visit the Funds’ website at www.davisetfs.com.

	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During Period* (05/01/23-10/31/23)

Davis Select U.S. Equity ETF
(annualized expense ratio 0.61%**)
Actual	$1,000.00	$1,056.71	$3.16
Hypothetical	$1,000.00	$1,022.13	$3.11

Davis Select Financial ETF
(annualized expense ratio 0.64%**)
Actual	$1,000.00	$983.41	$3.20
Hypothetical	$1,000.00	$1,021.98	$3.26

Davis Select Worldwide ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$982.77	$3.15
Hypothetical	$1,000.00	$1,022.03	$3.21

Davis Select International ETF
(annualized expense ratio 0.66%**)
Actual	$1,000.00	$923.87	$3.20
Hypothetical	$1,000.00	$1,021.88	$3.36
Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Schedule of Investments
October 31, 2023

	Shares	Value (Note 1)
COMMON STOCK – (95.60%)
COMMUNICATION SERVICES – (15.36%)
Media & Entertainment – (15.36%)
Alphabet Inc., Class C *	123,258	$15,444,228
Meta Platforms, Inc., Class A *	127,268	38,342,030
Total Communication Services		53,786,258
CONSUMER DISCRETIONARY – (13.25%)
Consumer Discretionary Distribution & Retail – (8.75%)
Amazon.com, Inc. *	205,795	27,389,257
JD.com, Inc., Class A, ADR (China)	127,544	3,242,168
		30,631,425
Consumer Services – (4.50%)
MGM Resorts International *	451,419	15,763,552
Total Consumer Discretionary		46,394,977
FINANCIALS – (43.61%)
Banks – (12.65%)
Bank of America Corp.	176,052	4,637,210
JPMorgan Chase & Co.	73,120	10,168,067
U.S. Bancorp	328,975	10,487,723
Wells Fargo & Co.	477,587	18,993,635
		44,286,635
Financial Services – (24.84%)
Capital Markets – (3.75%)
Bank of New York Mellon Corp.	309,124	13,137,770
Consumer Finance – (10.71%)
American Express Co.	31,056	4,535,108
Capital One Financial Corp.	325,533	32,973,237
		37,508,345
Financial Services – (10.38%)
Berkshire Hathaway Inc., Class B *	106,417	36,323,315
		86,969,430
Insurance – (6.12%)
Property & Casualty Insurance – (6.12%)
Markel Group Inc. *	14,564	21,416,653
Total Financials		152,672,718
HEALTH CARE – (12.29%)
Health Care Equipment & Services – (7.78%)
Cigna Group	51,030	15,778,476
Quest Diagnostics Inc.	88,135	11,466,363
		27,244,839
Pharmaceuticals, Biotechnology & Life Sciences – (4.51%)
Viatris Inc.	1,773,933	15,788,004
Total Health Care		43,032,843
INDUSTRIALS – (3.45%)
Capital Goods – (3.45%)
AGCO Corp.	12,400	1,421,784
Owens Corning	93,971	10,653,492
Total Industrials		12,075,276
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (5.83%)
Semiconductors & Semiconductor Equipment – (5.83%)
Applied Materials, Inc.	88,914	$11,767,768
Intel Corp.	237,347	8,663,165
Total Information Technology		20,430,933
MATERIALS – (1.81%)
Teck Resources Ltd., Class B (Canada)	178,920	6,323,033
Total Materials		6,323,033
TOTAL COMMON STOCK – (Identified cost $262,763,716)		334,716,038

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (4.45%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (a)	$9,156,000	$9,156,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (b)	6,415,000	6,415,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $15,571,000)		15,571,000
Total Investments – (100.05%) – (Identified cost $278,334,716)		350,287,038
Liabilities Less Other Assets – (0.05%)		(166,616)
Net Assets – (100.00%)		$350,120,422

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)
Dated 10/31/23, repurchase value of $9,157,348 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.00%-7.50%, 05/15/24-01/01/53, total market value
$9,339,120).

(b)
Dated 10/31/23, repurchase value of $6,415,944 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 11/15/23-09/20/73, total market value
$6,543,300).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Schedule of Investments
October 31, 2023

	Shares	Value (Note 1)
COMMON STOCK – (99.39%)
CONSUMER DISCRETIONARY – (1.16%)
Consumer Discretionary Distribution & Retail – (1.16%)
Prosus N.V., Class N (Netherlands)	63,857	$1,785,799
Total Consumer Discretionary		1,785,799
FINANCIALS – (98.23%)
Banks – (44.22%)
Bank of America Corp.	133,139	3,506,881
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	118,031	2,981,463
Danske Bank A/S (Denmark)	297,632	6,972,701
DBS Group Holdings Ltd. (Singapore)	307,286	7,372,710
DNB Bank ASA (Norway)	194,357	3,502,304
Fifth Third Bancorp	290,031	6,876,635
JPMorgan Chase & Co.	65,019	9,041,542
M&T Bank Corp.	20,035	2,258,946
Metro Bank Holdings PLC (United Kingdom) *	265,149	138,578
PNC Financial Services Group, Inc.	55,254	6,324,925
Truist Financial Corp.	146,866	4,165,120
U.S. Bancorp	223,451	7,123,618
Wells Fargo & Co.	198,535	7,895,737
		68,161,160
Financial Services – (34.95%)
Capital Markets – (13.64%)
Bank of New York Mellon Corp.	179,147	7,613,748
Charles Schwab Corp.	36,941	1,922,410
Julius Baer Group Ltd. (Switzerland)	153,355	9,036,253
State Street Corp.	38,059	2,459,753
		21,032,164
Consumer Finance – (11.47%)
American Express Co.	40,173	5,866,464
Capital One Financial Corp.	116,573	11,807,679
		17,674,143
Financial Services – (9.84%)
Berkshire Hathaway Inc., Class B *	36,049	12,304,605
Rocket Companies, Inc., Class A *	386,372	2,855,289
		15,159,894
		53,866,201
Insurance – (19.06%)
Life & Health Insurance – (0.99%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	296,500	1,519,395
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (16.53%)
Chubb Ltd.	44,156	$9,476,761
Loews Corp.	88,623	5,672,758
Markel Group Inc. *	7,027	10,333,344
		25,482,863
Reinsurance – (1.54%)
Everest Group, Ltd.	5,993	2,370,951
		29,373,209
Total Financials		151,400,570
TOTAL COMMON STOCK – (Identified cost $151,196,366)		153,186,369

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.40%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (a)	$365,000	$365,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (b)	256,000	256,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $621,000)		621,000
Total Investments – (99.79%) – (Identified cost $151,817,366)		153,807,369
Other Assets Less Liabilities – (0.21%)		321,621
Net Assets – (100.00%)		$154,128,990

*	Non-income producing security.
(a)	Dated 10/31/23, repurchase value of $365,054 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 4.00%, 05/01/51-10/01/52, total market value $372,300).
(b)
Dated 10/31/23, repurchase value of $256,038 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 11/15/23-09/20/73, total market value $261,120).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Schedule of Investments
October 31, 2023

	Shares	Value (Note 1)
COMMON STOCK – (99.54%)
COMMUNICATION SERVICES – (15.44%)
Media & Entertainment – (15.44%)
Alphabet Inc., Class C *	51,539	$6,457,837
IAC Inc. *	45,563	1,938,706
Liberty Media Corp., Liberty Formula One, Series A *	56,583	3,256,351
Liberty Media Corp., Liberty Formula One, Series C *	35,088	2,269,843
Meta Platforms, Inc., Class A *	77,445	23,331,855
Total Communication Services		37,254,592
CONSUMER DISCRETIONARY – (19.89%)
Consumer Discretionary Distribution & Retail – (11.62%)
Amazon.com, Inc. *	77,703	10,341,492
Coupang, Inc., Class A (South Korea) *	123,580	2,100,860
JD.com, Inc., Class A, ADR (China)	200,806	5,104,488
Naspers Ltd. - N (South Africa)	17,258	2,693,989
Prosus N.V., Class N (Netherlands)	278,916	7,800,051
		28,040,880
Consumer Durables & Apparel – (1.11%)
Fila Holdings Corp. (South Korea)	100,761	2,667,214
Consumer Services – (7.16%)
Delivery Hero SE (Germany) *	137,481	3,486,885
Meituan, Class B (China) *	437,640	6,185,487
MGM Resorts International *	217,904	7,609,208
		17,281,580
Total Consumer Discretionary		47,989,674
CONSUMER STAPLES – (0.73%)
Food, Beverage & Tobacco – (0.73%)
Darling Ingredients Inc. *	39,565	1,752,334
Total Consumer Staples		1,752,334
FINANCIALS – (39.12%)
Banks – (17.99%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	116,875	2,952,262
Danske Bank A/S (Denmark)	712,351	16,688,429
DBS Group Holdings Ltd. (Singapore)	475,936	11,419,127
Metro Bank Holdings PLC (United Kingdom) *	435,619	227,673
Wells Fargo & Co.	304,809	12,122,254
		43,409,745
Financial Services – (14.37%)
Capital Markets – (5.12%)
Julius Baer Group Ltd. (Switzerland)	191,929	11,309,179
Noah Holdings Ltd., Class A, ADS (China)	92,335	1,056,312
		12,365,491
Consumer Finance – (4.60%)
Capital One Financial Corp.	109,481	11,089,330
Financial Services – (4.65%)
Berkshire Hathaway Inc., Class B *	32,890	11,226,344
		34,681,165
Insurance – (6.76%)
Life & Health Insurance – (6.76%)
AIA Group Ltd. (Hong Kong)	670,290	5,811,850
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	2,048,275	10,496,256
		16,308,106
Total Financials		94,399,016
HEALTH CARE – (5.66%)
Health Care Equipment & Services – (3.21%)
Cigna Group	17,880	5,528,496
Quest Diagnostics Inc.	17,070	2,220,807
		7,749,303
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (2.45%)
Viatris Inc.	665,011	$5,918,598
Total Health Care		13,667,901
INDUSTRIALS – (1.60%)
Capital Goods – (1.60%)
AGCO Corp.	8,650	991,809
Owens Corning	25,328	2,871,435
Total Industrials		3,863,244
INFORMATION TECHNOLOGY – (12.11%)
Semiconductors & Semiconductor Equipment – (2.22%)
Applied Materials, Inc.	40,517	5,362,425
Software & Services – (0.33%)
Clear Secure, Inc., Class A	47,629	801,120
Technology Hardware & Equipment – (9.56%)
Hollysys Automation Technologies Ltd. (China) *	626,421	12,847,894
Samsung Electronics Co., Ltd. (South Korea)	206,278	10,218,058
		23,065,952
Total Information Technology		29,229,497
MATERIALS – (3.06%)
Teck Resources Ltd., Class B (Canada)	209,184	7,392,563
Total Materials		7,392,563
REAL ESTATE – (1.93%)
Real Estate Management & Development – (1.93%)
KE Holdings Inc., Class A, ADR (China) *	317,214	4,666,218
Total Real Estate		4,666,218
TOTAL COMMON STOCK – (Identified cost $233,476,666)		240,215,039

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.32%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (a)	$457,000	$457,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (b)	320,000	320,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $777,000)		777,000
Total Investments – (99.86%) – (Identified cost $234,253,666)		240,992,039
Other Assets Less Liabilities – (0.14%)		339,798
Net Assets – (100.00%)		$241,331,837

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 10/31/23, repurchase value of $457,067 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 5.00%, 10/01/29-08/20/62, total market value $466,140).
(b)
Dated 10/31/23, repurchase value of $320,047 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 11/15/23-09/20/73, total market value $326,400).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Schedule of Investments
October 31, 2023

	Shares	Value (Note 1)
COMMON STOCK – (97.31%)
COMMUNICATION SERVICES – (3.75%)
Media & Entertainment – (3.75%)
Baidu, Inc., Class A, ADR (China) *	41,945	$4,404,225
iQIYI, Inc., Class A, ADR (China) *	219,296	1,021,920
Total Communication Services		5,426,145
CONSUMER DISCRETIONARY – (28.01%)
Consumer Discretionary Distribution & Retail – (16.22%)
Alibaba Group Holding Ltd., ADR (China) *	29,108	2,402,574
Coupang, Inc., Class A (South Korea) *	292,688	4,975,696
JD.com, Inc., Class A, ADR (China)	144,715	3,678,655
Naspers Ltd. - N (South Africa)	40,927	6,388,741
Prosus N.V., Class N (Netherlands)	215,601	6,029,409
		23,475,075
Consumer Durables & Apparel – (4.54%)
Fila Holdings Corp. (South Korea)	247,909	6,562,324
Consumer Services – (7.25%)
Delivery Hero SE (Germany) *	155,579	3,945,898
Meituan, Class B (China) *	463,470	6,550,562
		10,496,460
Total Consumer Discretionary		40,533,859
FINANCIALS – (35.25%)
Banks – (20.72%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	230,307	5,817,555
Danske Bank A/S (Denmark)	438,731	10,278,263
DBS Group Holdings Ltd. (Singapore)	358,190	8,594,048
DNB Bank ASA (Norway)	284,004	5,117,739
Metro Bank Holdings PLC (United Kingdom) *	327,770	171,307
		29,978,912
Financial Services – (5.40%)
Capital Markets – (5.40%)
Julius Baer Group Ltd. (Switzerland)	116,676	6,874,989
Noah Holdings Ltd., Class A, ADS (China)	82,139	939,670
		7,814,659
Insurance – (9.13%)
Life & Health Insurance – (9.13%)
AIA Group Ltd. (Hong Kong)	635,090	5,506,643
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,503,246	7,703,289
		13,209,932
Total Financials		51,003,503
INDUSTRIALS – (6.96%)
Capital Goods – (6.96%)
Ferguson plc	36,681	5,497,194
Schneider Electric SE (France)	29,825	4,575,256
Total Industrials		10,072,450
INFORMATION TECHNOLOGY – (16.59%)
Semiconductors & Semiconductor Equipment – (5.23%)
Tokyo Electron Ltd. (Japan)	58,050	7,565,745
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (11.36%)
Hollysys Automation Technologies Ltd. (China) *	417,779	$8,568,647
Samsung Electronics Co., Ltd. (South Korea)	158,863	7,869,338
		16,437,985
Total Information Technology		24,003,730
MATERIALS – (4.31%)
Teck Resources Ltd., Class B (Canada)	176,365	6,232,739
Total Materials		6,232,739
REAL ESTATE – (2.44%)
Real Estate Management & Development – (2.44%)
KE Holdings Inc., Class A, ADR (China) *	239,570	3,524,075
Total Real Estate		3,524,075
TOTAL COMMON STOCK – (Identified cost $157,097,714)		140,796,501

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.48%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (a)	$2,111,000	$2,111,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (b)	1,479,000	1,479,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,590,000)		3,590,000
Total Investments – (99.79%) – (Identified cost $160,687,714)		144,386,501
Other Assets Less Liabilities – (0.21%)		309,842
Net Assets – (100.00%)		$144,696,343

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 10/31/23, repurchase value of $2,111,311 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.00%, 09/01/29-04/01/51, total market value $2,153,220).
(b)
Dated 10/31/23, repurchase value of $1,479,218 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-09.50%, 11/15/23-09/20/73, total market value
$1,508,580).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Assets and Liabilities
At October 31, 2023

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$350,287,038	$153,807,369	$240,992,039	$144,386,501
Cash	14	953	651	229
Receivables:
Dividends and interest	280,426	453,564	415,821	452,892
Investment securities sold	–	–	262,078	–
Prepaid expenses	3,289	1,711	2,404	1,413
Total assets	350,570,767	154,263,597	241,672,993	144,841,035

LIABILITIES:
Payables:
Investment securities purchased	203,254	–	142,167	–
Accrued audit fees	14,706	14,706	14,706	14,706
Accrued accounting, custodian, and transfer agent fees	48,050	33,680	53,700	48,000
Accrued investment advisory fees	174,534	77,255	122,229	74,006
Other accrued expenses	9,801	8,966	8,354	7,980
Total liabilities	450,345	134,607	341,156	144,692

NET ASSETS	$350,120,422	$154,128,990	$241,331,837	$144,696,343

SHARES OUTSTANDING	11,250,000	5,900,000	9,050,000	8,550,000

NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$31.12	$26.12	$26.67	$16.92

NET ASSETS CONSIST OF:
Paid-in capital	$265,134,927	$148,805,332	$260,248,711	$191,734,830

Distributable earnings (losses)	84,985,495	5,323,658	(18,916,874)	(47,038,487)
Net Assets	$350,120,422	$154,128,990	$241,331,837	$144,696,343

*Including:
Cost of investments	$278,334,716	$151,817,366	$234,253,666	$160,687,714
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Operations
For the year ended October 31, 2023

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$6,113,752	$4,723,634	$4,812,666	$3,509,958
Interest	403,638	86,237	127,560	203,875
Total income	6,517,390	4,809,871	4,940,226	3,713,833

Expenses:
Investment advisory fees (Note 3)	1,894,524	922,870	1,377,607	847,327
Accounting, custodian, and transfer agent fees	96,684	68,625	111,307	99,659
Audit fees	19,608	19,608	19,608	19,608
Legal fees	18,685	8,846	13,157	8,134
Reports to shareholders	13,802	10,378	12,060	7,138
Trustees’ fees and expenses	27,259	15,511	20,614	13,545
Registration and filing fees	28	14	21	14
Miscellaneous	25,645	26,504	25,197	21,864
Total expenses	2,096,235	1,072,356	1,579,571	1,017,289
Net investment income	4,421,155	3,737,515	3,360,655	2,696,544

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	9,528,711	558,987	(5,006,875)	(10,410,303)
In-kind redemptions	3,516,675	3,074,564	7,098,265	4,128,446
Foreign currency transactions	57,702	1,554	(11,387)	33,348
Net realized gain (loss)	13,103,088	3,635,105	2,080,003	(6,248,509)
Net change in unrealized appreciation (depreciation)	39,875,036	(8,163,353)	40,053,349	20,225,029
Net realized and unrealized gain (loss) on investments and foreign currency transactions	52,978,124	(4,528,248)	42,133,352	13,976,520
Net increase (decrease) in net assets resulting from operations	$57,399,279	$(790,733)	$45,494,007	$16,673,064

*Net of foreign taxes withheld of	$119,635	$184,977	$353,540	$381,309
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Changes in Net Assets
For the year ended October 31, 2023

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

OPERATIONS:
Net investment income	$4,421,155	$3,737,515	$3,360,655	$2,696,544

Net realized gain (loss) from investments, in-kind redemptions, and foreign currency transactions	13,103,088	3,635,105	2,080,003	(6,248,509)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	39,875,036	(8,163,353)	40,053,349	20,225,029
Net increase (decrease) in net assets resulting from operations	57,399,279	(790,733)	45,494,007	16,673,064

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(3,780,050)	(5,746,750)	(1,711,200)	(497,250)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,515,511	–	13,574,773	36,860,849
Cost of shares redeemed	(31,871,396)	(12,614,725)	(23,143,521)	(25,339,674)
Net increase (decrease) in net assets resulting from capital share transactions	(22,355,885)	(12,614,725)	(9,568,748)	11,521,175
Total increase (decrease) in net assets	31,263,344	(19,152,208)	34,214,059	27,696,989

NET ASSETS:
Beginning of year	318,857,078	173,281,198	207,117,778	116,999,354
End of year	$350,120,422	$154,128,990	$241,331,837	$144,696,343

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	12,050,000	6,350,000	9,400,000	8,100,000
Shares sold	350,000	–	500,000	1,950,000
Shares redeemed	(1,150,000)	(450,000)	(850,000)	(1,500,000)

Shares outstanding, end of year	11,250,000	5,900,000	9,050,000	8,550,000
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Changes in Net Assets
For the year ended October 31, 2022

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

OPERATIONS:
Net investment income	$3,474,129	$3,392,672	$3,138,496	$2,412,452

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	7,953,340	19,644,172	3,777,607	26,148,287

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(103,370,998)	(49,823,777)	(102,898,096)	(80,721,507)
Net decrease in net assets resulting from operations	(91,943,529)	(26,786,933)	(95,981,993)	(52,160,768)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(4,358,400)	(4,857,450)	(3,744,800)	(5,087,400)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,932,165	19,169,363	9,974,597	9,502,774
Cost of shares redeemed	(17,576,289)	(43,257,005)	(87,988,474)	(93,964,180)
Net increase (decrease) in net assets resulting from capital share transactions	19,355,876	(24,087,642)	(78,013,877)	(84,461,406)
Total decrease in net assets	(76,946,053)	(55,732,025)	(177,740,670)	(141,709,574)

NET ASSETS:
Beginning of year	395,803,131	229,013,223	384,858,448	258,708,928
End of year	$318,857,078	$173,281,198	$207,117,778	$116,999,354

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	11,300,000	7,150,000	12,400,000	12,600,000
Shares sold	1,250,000	600,000	400,000	550,000
Shares redeemed	(500,000)	(1,400,000)	(3,400,000)	(5,050,000)

Shares outstanding, end of year	12,050,000	6,350,000	9,400,000	8,100,000
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements
October 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds: Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).
Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).
Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.
Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.
Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.
Because of the risk inherent in any investment program, the Trust cannot ensure that the investment objective of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds' Board of Trustees has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
October 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of October 31, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$53,786,258	$–	$37,254,592	$5,426,145
Consumer Discretionary	46,394,977	1,785,799	47,989,674	40,533,859
Consumer Staples	–	–	1,752,334	–
Financials	152,672,718	151,400,570	94,399,016	51,003,503
Health Care	43,032,843	–	13,667,901	–
Industrials	12,075,276	–	3,863,244	10,072,450
Information Technology	20,430,933	–	29,229,497	24,003,730
Materials	6,323,033	–	7,392,563	6,232,739
Real Estate	–	–	4,666,218	3,524,075
Total Level 1	334,716,038	153,186,369	240,215,039	140,796,501
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	15,571,000	621,000	777,000	3,590,000
Total Level 2	15,571,000	621,000	777,000	3,590,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$350,287,038	$153,807,369	$240,992,039	$144,386,501
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
October 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - (Continued)
agreement to perform in accordance with the terms of the contract. During the year ended October 31, 2023, there were no forward currency contracts entered into by the Funds.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.
Federal Income Taxes  - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years and concluded that as of October 31, 2023, no provision for income tax is required in the Funds' financial statements related to these tax positions. The Funds' federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2020.
Capital losses will be carried forward to future years if not offset by gains. At October 31, 2023, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Select Worldwide ETF	Davis Select International ETF
Character
Short-term	$17,133,631	$18,384,287
Long-term	10,274,779	13,633,358
Total	$27,408,410	$32,017,645

Utilized during year ended October 31, 2023	$82,278	$–
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At October 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost	$278,335,402	$152,260,388	$235,488,175	$161,957,403

Unrealized appreciation	94,612,322	23,473,915	41,204,461	13,429,814
Unrealized depreciation	(22,660,686)	(21,926,934)	(35,700,597)	(31,000,716)
Net unrealized appreciation (depreciation)	$71,951,636	$1,546,981	$5,503,864	$(17,570,902)
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
October 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders  - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, corporate actions, in-kind transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications.
During the year ended October 31, 2023, amounts have been reclassified to reflect increases (decreases) as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Distributable earnings (losses)	$(3,515,649)	$(3,045,985)	$(7,068,340)	$(3,995,435)

Paid-in capital	3,515,649	3,045,985	7,068,340	3,995,435
The tax character of distributions paid during the years ended October 31, 2023 and 2022 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Davis Select U.S. Equity ETF
2023	$3,714,500	$65,550	$3,780,050
2022	2,043,000	2,315,400	4,358,400
Davis Select Financial ETF
2023	3,714,750	2,032,000	5,746,750
2022	4,032,600	824,850	4,857,450
Davis Select Worldwide ETF
2023	1,711,200	–	1,711,200
2022	3,744,800	–	3,744,800
Davis Select International ETF
2023	497,250	–	497,250
2022	5,087,400	–	5,087,400
As of October 31, 2023, the components of distributable earnings (losses) on a tax basis were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

Undistributed ordinary income	$3,766,969	$3,245,107	$2,995,761	$2,557,833

Undistributed long-term capital gain	9,269,832	529,361	–	–

Accumulated net realized losses from investments	–	–	(27,408,410)	(32,017,645)

Net unrealized appreciation (depreciation) on investments and foreign currency transactions	71,948,694	1,549,190	5,495,775	(17,578,675)
Total	$84,985,495	$5,323,658	$(18,916,874)	$(47,038,487)
Indemnification - Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
October 31, 2023
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) during the year ended October 31, 2023 were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost of purchases	$59,779,787	$12,038,907	$44,839,520	$31,537,784
Proceeds from sales	78,350,707	13,547,484	37,357,751	19,167,354
The cost of in-kind purchases and proceeds from in-kind redemptions of investment securities during the year ended October 31, 2023 were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost of in-kind purchases	$3,892,207	$–	$4,177,813	$14,277,128
Proceeds from in-kind redemptions	8,333,954	11,844,287	19,394,440	11,165,883
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY  performs  research  and  portfolio  management  services  for  the  Funds  under  a  Sub-Advisory  Agreement  with  the  Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.
As of October 31, 2023, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
30%	36%	21%	46%
Investment activities of this shareholder could have a material impact on the Funds.
Investment  Advisory  Fees  and  Reimbursement/Waiver  of  Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%), until March 1, 2024. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date, without the consent of the Board of Trustees. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds.
Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.
Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.
NOTE 4 - CAPITAL STOCK
As of October 31, 2023, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
October 31, 2023
NOTE 4 - CAPITAL STOCK – (CONTINUED)
The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DAVIS FUNDAMENTAL ETF TRUST
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Year ended October 31, 2023	$26.46	$0.39	$4.60	$4.99
Year ended October 31, 2022	$35.03	$0.31	$(8.50)	$(8.19)
Year ended October 31, 2021	$25.29	$0.17	$9.72	$9.89
Year ended October 31, 2020	$24.59	$0.15	$0.84	$0.99
Year ended October 31, 2019	$22.78	$0.18	$2.18	$2.36
Davis Select Financial ETF:
Year ended October 31, 2023	$27.29	$0.61	$(0.87)	$(0.26)
Year ended October 31, 2022	$32.03	$0.51	$(4.56)	$(4.05)
Year ended October 31, 2021	$19.31	$0.39	$12.68	$13.07
Year ended October 31, 2020	$24.34	$0.35	$(4.74)	$(4.39)
Year ended October 31, 2019	$23.01	$0.36	$1.61	$1.97
Davis Select Worldwide ETF:
Year ended October 31, 2023	$22.03	$0.36	$4.47	$4.83
Year ended October 31, 2022	$31.04	$0.28	$(8.99)	$(8.71)
Year ended October 31, 2021	$26.32	$0.17	$4.63	$4.80
Year ended October 31, 2020	$23.58	$0.07	$3.24	$3.31
Year ended October 31, 2019	$22.53	$0.14	$1.71	$1.85
Davis Select International ETF:
Year ended October 31, 2023	$14.44	$0.32	$2.23	$2.55
Year ended October 31, 2022	$20.53	$0.26	$(5.93)	$(5.67)
Year ended October 31, 2021	$20.62	$0.24	$(0.27)	$(0.03)
Year ended October 31, 2020	$17.93	$0.05	$3.13	$3.18
Year ended October 31, 2019	$16.32	$0.19	$1.48	$1.67

a	Per share calculations were based on average shares outstanding for the period.
b
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with  all  dividends and  distributions  reinvested  in  additional  shares  on  the  reinvestment  date,  and  sale  at  the  market  price  calculated  on  the  last  business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income Ratio	Portfolio Turnover[d]

$(0.32)	$(0.01)	$(0.33)	$31.12	19.06%	$31.11	18.88%	$350,120	0.61%	0.61%	1.28%	18%
$(0.18)	$(0.20)	$(0.38)	$26.46	(23.61)%	$26.49	(23.54)%	$318,857	0.61%	0.61%	0.99%	12%
$(0.15)	$–	$(0.15)	$35.03	39.19%	$35.03	39.41%	$395,803	0.61%	0.61%	0.51%	24%
$(0.29)	$–	$(0.29)	$25.29	4.02%	$25.29	4.00%	$268,119	0.62%	0.62%	0.62%	16%
$(0.15)	$(0.40)	$(0.55)	$24.59	10.94%	$24.59	10.82%	$206,541	0.63%	0.63%	0.78%	12%

$(0.59)	$(0.32)	$(0.91)	$26.12	(1.02)%	$26.05	(1.39)%	$154,129	0.64%	0.64%	2.23%	7%
$(0.40)	$(0.29)	$(0.69)	$27.29	(12.89)%	$27.32	(12.91)%	$173,281	0.63%	0.63%	1.77%	7%
$(0.35)	$–	$(0.35)	$32.03	68.35%	$32.07	68.71%	$229,013	0.62%	0.62%	1.40%	10%
$(0.36)	$(0.28)	$(0.64)	$19.31	(18.70)%	$19.32	(18.68)%	$125,496	0.64%	0.64%	1.66%	20%
$(0.27)	$(0.37)	$(0.64)	$24.34	9.15%	$24.36	9.13%	$144,852	0.64%	0.64%	1.59%	15%

$(0.19)	$–	$(0.19)	$26.67	21.94%	$26.65	21.72%	$241,332	0.63%	0.63%	1.34%	15%
$(0.30)	$–	$(0.30)	$22.03	(28.27)%	$22.06	(28.03)%	$207,118	0.63%	0.63%	1.06%	17%
$(0.08)	$–	$(0.08)	$31.04	18.22%	$30.97	18.00%	$384,858	0.62%	0.62%	0.53%	32%
$(0.57)	$–	$(0.57)	$26.32	14.14%	$26.34	14.14%	$284,254	0.63%	0.63%	0.29%	28%
$(0.13)	$(0.67)	$(0.80)	$23.58	8.99%	$23.60	8.97%	$225,199	0.63%	0.63%	0.63%	17%

$(0.07)	$–	$(0.07)	$16.92	17.60%	$16.98	18.11%	$144,696	0.66%	0.66%	1.75%	13%
$(0.42)	$–	$(0.42)	$14.44	(28.12)%	$14.43	(28.00)%	$116,999	0.66%	0.66%	1.45%	14%
$(0.06)	$–	$(0.06)	$20.53	(0.16)%	$20.48	(0.41)%	$258,709	0.64%	0.64%	1.05%	11%
$(0.49)	$–	$(0.49)	$20.62	17.94%	$20.66	17.86%	$236,133	0.65%	0.65%	0.28%	34%
$(0.06)	$–	$(0.06)	$17.93	10.37%	$17.98	10.50%	$133,609	0.68%	0.68%	1.09%	19%

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Report of Independent Registered Public Accounting Firm
The Shareholders and Board of Trustees
Davis Fundamental ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a series of Davis Fundamental ETF Trust) (the “Funds”), including the schedules of investments, as of October 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of October 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
KPMG LLP
We have served as the auditor of one or more Davis Fundamental ETF Trust investment companies since 2016.
Minneapolis, Minnesota
December 21, 2023

DAVIS FUNDAMENTAL ETF TRUST
Federal Income Tax Information (Unaudited)
In early 2024, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during the calendar year 2023. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.
The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2023 with their 2023 Form 1099-DIV.
The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.
Each Fund designates the following amounts distributed during the fiscal year ended October 31, 2023, if any, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, and long-term capital gain distributions.
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

Income dividends*	$3,714,500	$3,714,750	$2,059,482	$836,839
Income qualifying for corporate dividends-received deduction	$3,694,041 99%	$2,969,944 80%	$1,346,879 65%	$–
Qualified dividend income	$3,714,500 100%	$3,714,750 100%	$2,059,482 100%	$836,839 100%
Long-term capital gain distributions	$65,550	$2,032,000	$–	$–

*	Includes foreign tax credit pass-through, if applicable.
Davis Select Worldwide ETF and Davis Select International ETF have elected to give the benefit of foreign tax credits to their shareholders, if applicable. Accordingly, shareholders who must report their gross income dividends and distributions in a federal tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction.
Pursuant to Section 853 of the Internal Revenue Code, Davis Select Worldwide ETF and Davis Select International ETF designate $348,282 and $339,589, respectively, as foreign taxes paid during the year ended October 31, 2023. During the year ended October 31, 2023, Davis Select Worldwide ETF and Davis Select International ETF received foreign sourced income in the amounts of $3,868,291 and $3,891,266, respectively. The Funds did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

DAVIS FUNDAMENTAL ETF TRUST
Trustee Approval of Advisory Agreement (Unaudited)

Board Considerations Regarding Approval of Advisory Agreement
The Board of Trustees (the “Trustees”) of the Davis Fundamental ETF Trust (the “Trust”) oversees the management of each series of the Trust, which includes Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a “Fund” and collectively the “Funds”). The Trustees, as required by law, determine annually whether to approve the continuance of each Fund’s advisory agreement.
With the assistance of counsel, the Independent Trustees undertook a comprehensive review process in anticipation of their annual contract review meeting, held in May 2023 (the “Meeting”). During the Meeting, the Trustees, including the Independent Trustees separately, considered whether to renew the investment advisory agreement with Davis Selected Advisers, L.P. (the “Adviser”) and Davis Selected Advisers–NY, Inc. (the “Sub-Adviser”) (jointly “Davis Advisors” and, such agreement, the “Advisory Agreement”). As part of this process, Davis Advisors provided the Independent Trustees with material (including investment performance data) that was responsive to questions and requests for information submitted to Davis Advisors on behalf of the Independent Trustees. At this meeting, the Independent Trustees reviewed and evaluated all information which they deemed reasonably necessary under the circumstances, and were provided guidance by their independent counsel. In reaching their decision, the Independent Trustees also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Trustees concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreement and that their questions and information requests had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that continuation of the Advisory Agreement is in the best interests of the Funds and their shareholders.
Reasons the Independent Trustees Approved Continuation of the Advisory Agreement
The Independent Trustees’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Trustee did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Trustees’ recommendation to renew the Advisory Agreement.
The Independent Trustees considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Trustees not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:
1.
A Fund achieves satisfactory investment results after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder and authorized participant requests;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
The Independent Trustees considered that a shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to buy, sell, or hold. The Independent Trustees concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior. The Independent Trustees also considered the investment management team and Davis Advisors’ investment process. The Independent Trustees noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Trustees considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Trustees noted that Davis Advisors invested a significant amount in each of the Funds, and the Independent Trustees considered that these investments tend to align Davis Advisors’ interests with the interests of other shareholders, as they face the same risks, pay the same fees, are motivated to achieve satisfactory long-term returns, and that significant investment by Davis Advisors contributes to the economies of scale of the Funds.
The Independent Trustees noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether shareholders are likely to be well served by the continuation of the Advisory Agreement. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Trustees must

DAVIS FUNDAMENTAL ETF TRUST
Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)
Reasons the Independent Trustees Approved Continuation of the Advisory Agreement − (Continued)
take many factors into consideration in representing the shareholders of the Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Trustees generally give greater weight to longer-term measurements.
The Independent Trustees assessed (a) comparative fee and expense information for other funds as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule of each of the Funds, including an assessment of the fee waiver and expense limitation agreement that is in place for each Fund.
The Independent Trustees reviewed the management fee schedule and expense ratio for each Fund, noting that each of the Funds currently has in place a fee waiver and expense reimbursement agreement, the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedules reflect those potential economies of scale at this time. The Independent Trustees considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Trustees considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreement with the Funds, including a review of portfolio brokerage practices. The Independent Trustees noted that Davis Advisors does not use client commissions to pay for publications, both paper-based or electronic, that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Funds. The Independent Trustees also considered the potential for any fall-out benefits that may be realized by Davis Advisors as a result of its relationship with the Funds.
The Independent Trustees compared the fees paid to Davis Advisors by the Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Trustees noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC-registered, actively managed exchange-traded funds. Serving as the primary adviser for actively managed exchange-traded funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to exchange-traded funds. The Independent Trustees considered the investments necessary to manage the Funds, including the areas of risk oversight, information technology, which includes maintenance of the Davis ETFs website, and compliance. With respect to risk, the Independent Trustees noted that not only have regulations become more complex and burdensome, but the scrutiny of regulators and shareholders has also become more intense. The Independent Trustees concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Davis Select U.S. Equity ETF (“DUSA”)
The Independent Trustees noted that DUSA’s net asset value (“NAV”) return underperformed both its benchmark, the Standard & Poor’s 500® Index (“S&P 500®”) and the Lipper Large-Cap Value category average over the one-, three-, five-year, and since-inception time periods, all periods ended April 30, 2023. The Independent Trustees also reviewed Lipper ranking data comparing DUSA’s one-, three-, five-year, and since-inception performance to the Lipper Large-Cap Value category average as of December 31, 2022. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DUSA does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ concentrated equity composite strategy on an absolute basis as well as relative to the S&P 500®. The Independent Trustees considered DUSA’s management fee and total net expense ratio. They observed that both were reasonable and in line with the median of its expense universe, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2024.
Davis Select Financial ETF (“DFNL”)
The Independent Trustees noted that DFNL’s NAV return outperformed both its benchmark, the S&P 500® Financials Index (“S&P 500® Financials”) and Lipper Financial Services category average over the three-year time period, and outperformed the Lipper Financial Services category, but underperformed S&P 500® Financials, over the one-, five-year, and since-inception time periods, all periods ended April 30, 2023. The Independent Trustees also reviewed Lipper ranking data comparing DFNL’s one-, three-, five-year, and since-inception performance to the Lipper Financial Services category average as of December 31, 2022.

DAVIS FUNDAMENTAL ETF TRUST
Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)
Davis Select Financial ETF (“DFNL”) − (Continued)
Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DFNL does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ financial composite strategy on an absolute basis as well as relative to the S&P 500®. The Independent Trustees considered DFNL’s management fee and total net expense ratio. They observed that both were reasonable and in line with the median of its expense universe, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2024.
Davis Select Worldwide ETF (“DWLD”)
The Independent Trustees noted that DWLD’s NAV return outperformed both its benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI®”) and the Lipper Global Multi-Cap Value category average over the one-year time period, but underperformed both over the three-, five-year, and since-inception time periods, all periods ended April 30, 2023. The Independent Trustees also reviewed Lipper ranking data comparing DWLD’s one-, three-, five-year, and since-inception performance to the Lipper Global Multi-Cap Value category average as of December 31, 2022. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DWLD does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ global equity composite strategy on an absolute basis as well as relative to the MSCI ACWI®. The Independent Trustees considered DWLD’s management fee and total net expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2024.
Davis Select International ETF (“DINT”)
The Independent Trustees noted that DINT’s NAV return outperformed both its benchmark, the Morgan Stanley Capital International All Country World Index ex-USA (“MSCI ACWI® ex-USA”) and the Lipper International Multi-Cap Core category average over the one-year time period, but underperformed both over the three-, five-year, and since-inception time periods, all periods ended April 30, 2023. The Independent Trustees also reviewed Lipper ranking data comparing DINT’s one-, three-year, and since-inception performance to the Lipper International Multi-Cap Core category average as of December 31, 2022. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DINT does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ international equity composite strategy on an absolute basis as well as relative to the MSCI ACWI® ex-USA. The Independent Trustees considered DINT’s management fee and total net expense ratio. They observed that both were reasonable but above the median of its expense universe, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2024.
Approval of the Advisory Agreement
The Independent Trustees concluded that Davis Advisors had provided the Funds and their shareholders a reasonable level of both investment and non-investment services. The Independent Trustees further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Trustees determined that the advisory fees for the Funds were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their expense groups, as determined by an independent service provider. The Independent Trustees found that the terms of the Advisory Agreement are fair and reasonable and that continuation of the Advisory Agreement is in the best interests of each Fund and its shareholders. The Independent Trustees and the full Board of Trustees therefore voted to continue the Advisory Agreement for each Fund.

DAVIS FUNDAMENTAL ETF TRUST
Liquidity Risk Management Program
Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Trustees (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.
The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.
The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Funds' liquidity risk based on a variety of factors including the Funds' (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the funds' net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Funds are currently classified as Funds that primarily hold highly liquid investments. The LRMP includes the classification, no less than monthly, of the Funds' investments into one of four liquidity classifications as provided for in the Liquidity Rule.
At a recent meeting of the Funds' Board of Trustees, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from May 1, 2022 through April 30, 2023. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Funds' liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds' investment portfolio, is found in the Funds' Prospectus and Statement of Additional Information.

DAVIS FUNDAMENTAL ETF TRUST
Trustees and Officers
For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Trustee serves until retirement, resignation, death, or removal.
Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

Ralph J. Egizi (03/31/48) Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments, Eastman Chemical Company (manufacturer of chemicals, fibers, and plastics), from 1999 to 2013.	4	None

Thomas D. Tays (03/07/57) Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	4	Director, Davis Funds SICAV.

Interested Trustee*

Kenneth C. Eich (08/14/53) Trustee/Chairman since 2016	Chief Operating Officer, Davis Selected Advisers, L.P.	4	None
* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the 1940 Act.
Officers
Lisa J. Cohen (born 04/25/89, Officer of Davis Fundamental ETF Trust since 2021). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Christopher C. Davis (born 07/13/65, Officer of Davis Fundamental ETF Trust since 2016). President of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director, Davis Funds, Selected Funds, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Officer of Davis Fundamental ETF Trust since 2016). Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Officer of Davis Fundamental ETF Trust since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Officer of Davis Fundamental ETF Trust since 2023). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Jeffrey M. Pittman (born 03/03/72, Officer of Davis Fundamental ETF Trust since 2021). Assistant Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios); Assistant Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279
Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, Massachusetts 02114
Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202
Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds' website at www.davisetfs.com. Fact Sheets are available on the Funds' website at www.davisetfs.com.

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DavisETFs_AR_2023

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Trustees has determined that independent trustee Thomas D. Tays qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends October 31, 2023 and October 31, 2022 were $78,432 and $72,576, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal year ends October 31, 2023 and October 31, 2022 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends October 31, 2023 and October 31, 2022 were $28,428 and $27,429, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends October 31, 2023 and October 31, 2022 were $0 and $4,700, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The funds Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The funds Audit Committee has adopted a policy whereby audit and non-audit services performed by the funds independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)
The funds independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2023 and October 31, 2022.  The funds have not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES

(a)
The registrant’s principal executive officer, principal financial officer and principal accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 21, 2023

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: December 21, 2023